Non-Cash Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Non-Cash Transactions [Abstract]
Schudule of non-cash investing and financing activities
	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Considerations payable in connection with acquisition of subsidiaries and additional interests in subsidiaries	4,685	34,310	—
Non-cash consideration in connection with acquisition of additional interests in a subsidiary (Note 3)	—	—	19,551
Subscription receivables from Employee Companies (Note 2(m) & Note 12)	257,491	—	—